Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aluminum-2.27%
Century Aluminum Co.(b)(c)	202,851	$1,886,514
Kaiser Aluminum Corp.	22,034	1,789,161
		3,675,675
Automotive Retail-3.18%
Valvoline, Inc.	135,416	5,141,745
Commodity Chemicals-17.37%
Cabot Corp.(c)	46,054	3,269,834
Dow, Inc.	56,503	3,190,724
LyondellBasell Industries N.V., Class A	36,429	3,601,371
Olin Corp.	126,048	7,270,449
Orion S.A. (Germany)	88,812	1,946,759
PureCycle Technologies, Inc.(b)(c)	400,261	4,739,090
Westlake Corp.(c)	29,557	4,064,088
		28,082,315
Construction Materials-2.24%
Summit Materials, Inc., Class A(b)	100,255	3,627,226
Copper-2.11%
Freeport-McMoRan, Inc.	76,269	3,405,411
Diversified Chemicals-3.61%
Chemours Co. (The)(c)	88,006	3,254,462
Huntsman Corp.	87,051	2,591,508
		5,845,970
Diversified Metals & Mining-2.59%
Materion Corp.(c)	18,184	2,166,442
Piedmont Lithium, Inc.(b)(c)	37,000	2,029,820
		4,196,262
Fertilizers & Agricultural Chemicals-5.23%
Corteva, Inc.	61,914	3,493,807
FMC Corp.	27,053	2,603,310
Scotts Miracle-Gro Co. (The)(c)	33,684	2,359,228
		8,456,345
Forest Products-1.90%
Louisiana-Pacific Corp.	40,318	3,069,409
Gold-1.31%
Royal Gold, Inc.(c)	17,666	2,122,393
Industrial Gases-3.86%
Air Products and Chemicals, Inc.	20,419	6,234,533
Metal, Glass & Plastic Containers-2.40%
O-I Glass, Inc.(b)	169,040	3,881,158
Paper & Plastic Packaging Products & Materials-3.68%
Avery Dennison Corp.(c)	32,319	5,947,019
Paper Products-1.66%
Sylvamo Corp.	54,840	2,690,999
Silver-1.43%
Hecla Mining Co.(c)	400,718	2,308,136
Specialty Chemicals-18.05%
Albemarle Corp.	22,438	4,763,138
	Shares	Value
Specialty Chemicals-(continued)
Avient Corp.	91,764	$3,719,195
Ecolab, Inc.	15,517	2,841,783
Element Solutions, Inc.	113,959	2,388,581
H.B. Fuller Co.	31,892	2,360,965
Innospec, Inc.	18,530	1,985,304
NewMarket Corp.	4,057	1,832,547
PPG Industries, Inc.	19,868	2,859,005
Quaker Chemical Corp.(c)	15,294	3,064,612
RPM International, Inc.	32,612	3,369,146
		29,184,276
Steel-25.33%
ATI, Inc.(b)(c)	96,974	4,623,720
Carpenter Technology Corp.	72,456	4,337,216
Cleveland-Cliffs, Inc.(b)(c)	170,099	3,002,247
Commercial Metals Co.(c)	54,261	3,104,814
Nucor Corp.	32,865	5,655,738
Reliance Steel & Aluminum Co.	22,432	6,569,436
Ryerson Holding Corp.	51,728	2,197,923
Steel Dynamics, Inc.	55,787	5,945,779
United States Steel Corp.	122,120	3,114,060
Worthington Industries, Inc.(c)	32,192	2,402,167
		40,953,100
Timber REITs-1.79%
PotlatchDeltic Corp.(c)	54,031	2,897,683
Total Common Stocks & Other Equity Interests (Cost $136,073,045)		161,719,655
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $156,525)	156,525	156,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $136,229,570)		161,876,180
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.56%
Invesco Private Government Fund, 5.24%(d)(e)(f)	6,136,928	6,136,928
Invesco Private Prime Fund, 5.38%(d)(e)(f)	15,780,671	15,780,671
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,916,854)		21,917,599
TOTAL INVESTMENTS IN SECURITIES-113.67% (Cost $158,146,424)		183,793,779
OTHER ASSETS LESS LIABILITIES-(13.67)%		(22,097,009)
NET ASSETS-100.00%		$161,696,770
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,435	$1,009,648	$(1,033,558)	$-	$-	$156,525	$2,669
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,834,163	22,461,148	(22,158,383)	-	-	6,136,928	60,177*
Invesco Private Prime Fund	15,002,132	45,552,474	(44,774,173)	1,074	(836)	15,780,671	163,652*
Total	$21,016,730	$69,023,270	$(67,966,114)	$1,074	$(836)	$22,074,124	$226,498

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Advertising-2.45%
Interpublic Group of Cos., Inc. (The)(b)	15,752	$539,191
Apparel, Accessories & Luxury Goods-3.68%
Tapestry, Inc.	18,737	808,501
Automobile Manufacturers-2.42%
Tesla, Inc.(c)	1,990	532,186
Automotive Parts & Equipment-2.05%
Modine Manufacturing Co.(b)(c)	7,423	278,808
XPEL, Inc.(b)(c)(d)	2,115	171,801
		450,609
Automotive Retail-11.26%
Carvana Co.(b)(c)	35,227	1,618,681
Group 1 Automotive, Inc.(b)	1,721	444,930
Penske Automotive Group, Inc.	2,553	412,105
		2,475,716
Casinos & Gaming-5.38%
DraftKings, Inc., Class A(b)(c)	23,115	734,595
Red Rock Resorts, Inc., Class A(b)	9,243	448,285
		1,182,880
Diversified Support Services-1.45%
ACV Auctions, Inc., Class A(c)	18,253	319,245
Education Services-2.96%
Duolingo, Inc.(c)	4,194	650,867
Footwear-3.74%
Deckers Outdoor Corp.(c)	1,514	823,147
Home Improvement Retail-6.70%
Floor & Decor Holdings, Inc., Class A(b)(c)	5,795	665,556
Lowe’s Cos., Inc.	3,448	807,763
		1,473,319
Homebuilding-26.90%
Century Communities, Inc.	3,420	264,093
D.R. Horton, Inc.	4,518	573,876
Green Brick Partners, Inc.(c)	6,508	367,832
Installed Building Products, Inc.(b)	1,961	290,267
KB Home	10,207	550,872
Lennar Corp., Class A	3,898	494,383
M/I Homes, Inc.(c)	3,623	362,300
Meritage Homes Corp.	1,970	293,432
NVR, Inc.(c)	103	649,563
PulteGroup, Inc.	7,454	629,043
Taylor Morrison Home Corp., Class A(b)(c)	6,385	309,162
Toll Brothers, Inc.	10,664	856,639
Tri Pointe Homes, Inc.(b)(c)	8,570	273,212
		5,914,674
Homefurnishing Retail-0.85%
Arhaus, Inc.(b)(c)	16,407	188,024
	Shares	Value
Hotels, Resorts & Cruise Lines-9.33%
Carnival Corp.(c)	35,925	$676,827
Marriott International, Inc., Class A	2,602	525,109
Royal Caribbean Cruises Ltd.(b)(c)	7,790	849,967
		2,051,903
Movies & Entertainment-2.60%
Liberty Media Corp.-Liberty Formula One, Class C(c)	7,886	572,524
Other Specialty Retail-0.85%
Winmark Corp.	515	187,182
Passenger Airlines-1.59%
SkyWest, Inc.(c)	7,945	349,501
Restaurants-13.87%
Chipotle Mexican Grill, Inc.(c)	613	1,202,878
Darden Restaurants, Inc.(b)	4,426	747,640
Jack in the Box, Inc.	3,721	369,904
Kura Sushi USA, Inc., Class A(b)(c)	2,169	215,837
Texas Roadhouse, Inc.	4,598	512,907
		3,049,166
Trading Companies & Distributors-1.82%
Beacon Roofing Supply, Inc.(b)(c)	4,662	399,393
Total Common Stocks & Other Equity Interests (Cost $19,370,409)		21,968,028
Money Market Funds-0.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $152,554)	152,554	152,554
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.59% (Cost $19,522,963)		22,120,582
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.80%
Invesco Private Government Fund, 5.24%(e)(f)(g)	1,403,843	1,403,843
Invesco Private Prime Fund, 5.38%(e)(f)(g)	3,609,883	3,609,883
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,013,726)		5,013,726
TOTAL INVESTMENTS IN SECURITIES-123.39% (Cost $24,536,689)		27,134,308
OTHER ASSETS LESS LIABILITIES-(23.39)%		(5,143,362)
NET ASSETS-100.00%		$21,990,946
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,833	$118,950	$(111,229)	$-	$-	$152,554	$1,970
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,999,085	7,345,035	(7,940,277)	-	-	1,403,843	21,868*
Invesco Private Prime Fund	5,121,565	13,887,331	(15,399,136)	44	79	3,609,883	59,259*
Total	$7,265,483	$21,351,316	$(23,450,642)	$44	$79	$5,166,280	$83,097

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Agricultural Products & Services-2.81%
Ingredion, Inc.(b)	29,335	$3,263,812
Brewers-3.95%
Molson Coors Beverage Co., Class B	65,597	4,576,703
Education Services-2.74%
Laureate Education, Inc., Class A	247,602	3,174,258
Food Distributors-10.63%
Andersons, Inc. (The)	72,037	3,516,847
Performance Food Group Co.(c)	79,449	4,747,872
US Foods Holding Corp.(c)	95,221	4,068,793
		12,333,512
Food Retail-7.53%
Casey’s General Stores, Inc.	18,768	4,741,923
Sprouts Farmers Market, Inc.(b)(c)	101,785	3,995,061
		8,736,984
Household Products-3.52%
Procter & Gamble Co. (The)	26,150	4,087,245
Packaged Foods & Meats-32.09%
Conagra Brands, Inc.	109,264	3,584,952
General Mills, Inc.	52,628	3,933,417
Hershey Co. (The)(b)	14,975	3,463,867
JM Smucker Co. (The)	25,100	3,781,315
John B. Sanfilippo & Son, Inc.	22,522	2,452,871
Kraft Heinz Co. (The)	107,840	3,901,651
Lamb Weston Holdings, Inc.	34,982	3,625,185
Mondelez International, Inc., Class A	55,434	4,109,322
Post Holdings, Inc.(b)(c)	35,779	3,051,949
Sovos Brands, Inc.(b)(c)	149,349	2,658,412
Utz Brands, Inc.(b)	160,025	2,680,419
		37,243,360
Personal Care Products-14.45%
BellRing Brands, Inc.(c)	92,477	3,324,548
Coty, Inc., Class A(c)	311,331	3,748,425
elf Beauty, Inc.(c)	44,086	5,145,718
Inter Parfums, Inc.(b)	30,440	4,552,607
		16,771,298
	Shares	Value
Soft Drinks & Non-alcoholic Beverages-14.55%
Celsius Holdings, Inc.(c)	30,570	$4,423,479
Coca-Cola Consolidated, Inc.	5,845	3,702,281
Monster Beverage Corp.(c)	72,430	4,164,001
PepsiCo, Inc.	24,514	4,595,394
		16,885,155
Specialized Consumer Services-4.28%
Service Corp. International(b)	74,546	4,968,491
Tobacco-3.41%
Philip Morris International, Inc.	39,630	3,951,903
Total Common Stocks & Other Equity Interests (Cost $103,282,812)		115,992,721
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $182,815)	182,815	182,815
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $103,465,627)		116,175,536
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.35%
Invesco Private Government Fund, 5.24%(d)(e)(f)	4,014,242	4,014,242
Invesco Private Prime Fund, 5.38%(d)(e)(f)	10,322,338	10,322,338
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,336,535)		14,336,580
TOTAL INVESTMENTS IN SECURITIES-112.47% (Cost $117,802,162)		130,512,116
OTHER ASSETS LESS LIABILITIES-(12.47)%		(14,466,936)
NET ASSETS-100.00%		$116,045,180
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,579	$1,227,291	$(1,191,055)	$-	$-	$182,815	$2,477
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,940,344	$24,852,419	$(24,778,521)	$-	$-	$4,014,242	$44,705*
Invesco Private Prime Fund	10,132,313	39,024,381	(38,833,819)	60	(597)	10,322,338	119,445*
Total	$14,219,236	$65,104,091	$(64,803,395)	$60	$(597)	$14,519,395	$166,627

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Coal & Consumable Fuels-2.41%
CONSOL Energy, Inc.	13,713	$1,021,893
Enviva, Inc.	83,628	1,126,469
		2,148,362
Integrated Oil & Gas-6.62%
Chevron Corp.	11,248	1,840,848
Exxon Mobil Corp.	20,707	2,220,618
Occidental Petroleum Corp.(b)	29,347	1,852,676
		5,914,142
Oil & Gas Drilling-5.90%
Diamond Offshore Drilling, Inc.(c)	96,014	1,519,902
Transocean Ltd.(b)(c)	278,588	2,451,574
Valaris Ltd.(b)(c)	16,829	1,292,467
		5,263,943
Oil & Gas Equipment & Services-13.69%
Archrock, Inc.	74,987	874,348
ChampionX Corp.(b)	61,691	2,196,200
Expro Group Holdings N.V.(c)	46,097	1,022,893
Helix Energy Solutions Group, Inc.(c)	169,727	1,629,379
Oceaneering International, Inc.(c)	46,294	1,039,300
Tidewater, Inc.(c)	40,687	2,567,757
Weatherford International PLC(b)(c)	34,753	2,887,974
		12,217,851
Oil & Gas Exploration & Production-40.28%
Chord Energy Corp.(b)	24,725	3,877,869
Civitas Resources, Inc.(b)	18,970	1,420,094
ConocoPhillips	19,805	2,331,445
Denbury, Inc.(c)	10,345	909,429
Devon Energy Corp.	44,066	2,379,564
Diamondback Energy, Inc.	14,845	2,186,965
EOG Resources, Inc.	17,691	2,344,588
Gulfport Energy Corp.(c)	9,888	1,013,026
Hess Corp.	22,711	3,445,940
Kosmos Energy Ltd. (Ghana)(b)(c)	169,506	1,203,493
Magnolia Oil & Gas Corp., Class A(b)	52,755	1,168,523
Marathon Oil Corp.	81,672	2,145,523
Murphy Oil Corp.	47,087	2,037,455
Northern Oil and Gas, Inc.(b)	53,927	2,123,106
Permian Resources Corp.(b)	223,083	2,607,840
Pioneer Natural Resources Co.	6,323	1,426,911
Texas Pacific Land Corp.(b)	1,503	2,263,969
Vitesse Energy, Inc.	42,669	1,074,832
		35,960,572
Oil & Gas Refining & Marketing-15.20%
Aemetis, Inc.(b)(c)	192,073	1,417,499
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
CVR Energy, Inc.(b)	36,708	$1,348,652
HF Sinclair Corp.	29,747	1,549,521
Marathon Petroleum Corp.	26,001	3,458,653
Par Pacific Holdings, Inc.(c)	44,103	1,388,363
PBF Energy, Inc., Class A	92,939	4,409,026
		13,571,714
Oil & Gas Storage & Transportation-12.32%
Cheniere Energy, Inc.	32,276	5,224,194
Equitrans Midstream Corp.	181,555	1,882,725
NextDecade Corp.(b)(c)	132,997	740,793
Targa Resources Corp.	38,441	3,151,778
		10,999,490
Steel-3.58%
Alpha Metallurgical Resources, Inc.(b)	11,723	2,030,658
Warrior Met Coal, Inc.	26,438	1,169,882
		3,200,540
Total Common Stocks & Other Equity Interests (Cost $76,456,709)		89,276,614
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $156,347)	156,347	156,347
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $76,613,056)		89,432,961
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.66%
Invesco Private Government Fund, 5.24%(d)(e)(f)	5,163,577	5,163,577
Invesco Private Prime Fund, 5.38%(d)(e)(f)	13,277,768	13,277,768
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,440,698)		18,441,345
TOTAL INVESTMENTS IN SECURITIES-120.84% (Cost $95,053,754)		107,874,306
OTHER ASSETS LESS LIABILITIES-(20.84)%		(18,600,881)
NET ASSETS-100.00%		$89,273,425
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$221,047	$899,997	$(964,697)	$-	$-	$156,347	$2,401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,805,002	22,451,894	(23,093,319)	-	-	5,163,577	52,481*
Invesco Private Prime Fund	14,927,149	46,242,931	(47,892,286)	647	(673)	13,277,768	138,900*
Total	$20,953,198	$69,594,822	$(71,950,302)	$647	$(673)	$18,597,692	$193,782

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Asset Management & Custody Banks-5.54%
Ares Management Corp., Class A(b)	10,945	$1,085,963
Victory Capital Holdings, Inc., Class A(b)	9,742	323,045
WisdomTree, Inc.(b)	39,886	277,606
		1,686,614
Commercial & Residential Mortgage Finance-8.13%
Federal Agricultural Mortgage Corp., Class C	2,198	353,329
MGIC Investment Corp.	25,866	432,997
Mr. Cooper Group, Inc.(c)	12,588	729,726
NMI Holdings, Inc., Class A(c)	9,923	265,043
Radian Group, Inc.(b)	13,933	375,216
UWM Holdings Corp.(b)	48,389	317,432
		2,473,743
Consumer Finance-12.66%
American Express Co.	4,948	835,618
FirstCash Holdings, Inc.(b)	3,956	376,928
SoFi Technologies, Inc.(c)	78,369	897,325
Upstart Holdings, Inc.(b)(c)	25,392	1,744,176
		3,854,047
Diversified Banks-7.00%
First Citizens BancShares, Inc., Class A	732	1,047,712
JPMorgan Chase & Co.	6,861	1,083,763
		2,131,475
Diversified REITs-1.33%
Essential Properties Realty Trust, Inc.(b)	16,541	406,082
Financial Exchanges & Data-3.29%
FactSet Research Systems, Inc.	1,663	723,472
Open Lending Corp., Class A(c)	24,759	279,529
		1,003,001
Hotel & Resort REITs-1.92%
Ryman Hospitality Properties, Inc.(b)	6,136	584,699
Industrial Machinery & Supplies & Components-2.61%
Symbotic, Inc.(b)(c)	12,512	795,012
Insurance Brokers-14.80%
Aon PLC, Class A	2,913	927,791
Arthur J. Gallagher & Co.	4,233	909,248
Brown & Brown, Inc.	13,401	944,100
Goosehead Insurance, Inc., Class A(b)(c)	4,602	307,736
Marsh & McLennan Cos., Inc.	5,441	1,025,193
Ryan Specialty Holdings, Inc., Class A(c)	9,020	390,927
		4,504,995
Investment Banking & Brokerage-1.77%
Houlihan Lokey, Inc.(b)	5,400	539,190
Life & Health Insurance-2.14%
Primerica, Inc.(b)	3,062	651,287
Mortgage REITs-2.02%
Arbor Realty Trust, Inc.(b)	36,308	613,968
Multi-Sector Holdings-1.84%
Berkshire Hathaway, Inc., Class B(c)	1,594	561,024
Other Specialized REITs-3.30%
Gaming and Leisure Properties, Inc.	8,584	407,397
VICI Properties, Inc.(b)	19,004	598,246
		1,005,643
	Shares	Value
Property & Casualty Insurance-6.57%
Arch Capital Group Ltd.(c)	9,741	$756,778
Lemonade, Inc.(b)(c)	18,820	437,565
Old Republic International Corp.(b)	16,503	454,988
Selective Insurance Group, Inc.	3,399	350,743
		2,000,074
Regional Banks-8.48%
BancFirst Corp.(b)	3,063	305,994
Bancorp, Inc. (The)(b)(c)	7,892	299,107
Customers Bancorp, Inc.(b)(c)	14,315	600,943
Metropolitan Bank Holding Corp.(b)(c)	10,280	465,581
PacWest Bancorp	97,973	911,149
		2,582,774
Retail REITs-2.73%
Kite Realty Group Trust(b)	18,910	432,661
Tanger Factory Outlet Centers, Inc.	16,953	396,870
		829,531
Self-Storage REITs-3.57%
CubeSmart(b)	25,057	1,086,472
Specialized Finance-0.91%
A-Mark Precious Metals, Inc.	6,801	277,413
Trading Companies & Distributors-1.51%
FTAI Aviation Ltd.(b)	14,247	458,896
Transaction & Payment Processing Services-7.84%
International Money Express, Inc.(b)(c)	11,579	280,559
Mastercard, Inc., Class A	2,853	1,124,881
Visa, Inc., Class A(b)	4,132	982,300
		2,387,740
Total Common Stocks & Other Equity Interests (Cost $26,150,962)		30,433,680
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $134,037)	134,037	134,037
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $26,284,999)		30,567,717
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.56%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,394,727	2,394,727
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,302,403	6,302,403
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,696,956)		8,697,130
TOTAL INVESTMENTS IN SECURITIES-128.96% (Cost $34,981,955)		39,264,847
OTHER ASSETS LESS LIABILITIES-(28.96)%		(8,817,601)
NET ASSETS-100.00%		$30,447,246
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,073	$182,312	$(183,348)	$-	$-	$134,037	$1,758
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,083,298	9,563,737	(8,252,308)	-	-	2,394,727	18,342*
Invesco Private Prime Fund	2,785,624	18,894,870	(15,378,331)	272	(32)	6,302,403	49,329*
Total	$4,003,995	$28,640,919	$(23,813,987)	$272	$(32)	$8,831,167	$69,429

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Biotechnology-44.51%
4D Molecular Therapeutics, Inc.(b)(c)	77,125	$1,411,387
89bio, Inc.(b)	226,870	3,593,621
Akero Therapeutics, Inc.(b)(c)	78,704	3,415,754
Aldeyra Therapeutics, Inc.(b)(c)	172,465	1,399,553
Apellis Pharmaceuticals, Inc.(b)(c)	64,581	1,662,961
Biohaven Ltd.(b)(c)	129,771	2,579,847
Biomea Fusion, Inc.(b)(c)	113,300	2,520,925
Disc Medicine, Inc.(b)(c)	33,514	1,662,294
Exact Sciences Corp.(b)	60,618	5,912,680
Ideaya Biosciences, Inc.(b)	101,726	2,274,593
ImmunoGen, Inc.(b)	429,135	7,647,186
Inhibrx, Inc.(b)(c)	45,171	905,679
Karuna Therapeutics, Inc.(b)(c)	21,148	4,224,736
Krystal Biotech, Inc.(b)(c)	22,877	2,953,421
Merus N.V. (Netherlands)(b)	49,346	1,294,839
MoonLake Immunotherapeutics(b)(c)	63,201	3,843,253
Morphic Holding, Inc.(b)(c)	40,187	2,279,808
Nuvalent, Inc., Class A(b)(c)	26,743	1,333,139
Protagonist Therapeutics, Inc.(b)	129,690	2,515,986
Regeneron Pharmaceuticals, Inc.(b)	4,896	3,632,391
Roivant Sciences Ltd.(b)	342,567	4,103,953
Sage Therapeutics, Inc.(b)(c)	36,700	1,272,756
Vaxcyte, Inc.(b)(c)	49,542	2,380,988
Vera Therapeutics, Inc.(b)	98,152	1,842,313
Vericel Corp.(b)(c)	33,905	1,217,868
Viking Therapeutics, Inc.(b)(c)	393,798	5,710,071
		73,592,002
Health Care Equipment-19.02%
Alphatec Holdings, Inc.(b)(c)	146,052	2,580,739
Glaukos Corp.(b)(c)	29,482	2,274,241
IDEXX Laboratories, Inc.(b)	15,659	8,686,517
Inspire Medical Systems, Inc.(b)	13,207	3,801,107
LeMaitre Vascular, Inc.(c)	19,004	1,201,623
Outset Medical, Inc.(b)(c)	51,610	1,062,134
Penumbra, Inc.(b)	15,360	4,659,609
Shockwave Medical, Inc.(b)	16,480	4,294,688
SI-BONE, Inc.(b)(c)	50,272	1,295,007
Tactile Systems Technology, Inc.(b)(c)	69,079	1,582,600
		31,438,265
Health Care Facilities-7.74%
Ensign Group, Inc. (The)(c)	42,088	4,077,065
HCA Healthcare, Inc.	17,517	4,778,813
Tenet Healthcare Corp.(b)	52,776	3,943,950
		12,799,828
Health Care Services-2.56%
Accolade, Inc.(b)(c)	88,963	1,336,224
CorVel Corp.(b)(c)	7,768	1,589,022
RadNet, Inc.(b)	39,650	1,311,622
		4,236,868
	Shares	Value
Health Care Supplies-5.93%
Haemonetics Corp.(b)(c)	22,581	$2,082,872
Merit Medical Systems, Inc.(b)(c)	28,317	2,114,430
RxSight, Inc.(b)(c)	53,792	1,795,039
UFP Technologies, Inc.(b)(c)	19,617	3,818,743
		9,811,084
Health Care Technology-1.81%
Schrodinger, Inc.(b)(c)	57,178	2,990,981
Life & Health Insurance-1.87%
Oscar Health, Inc., Class A(b)	411,532	3,094,721
Life Sciences Tools & Services-4.26%
10X Genomics, Inc., Class A(b)(c)	37,679	2,373,024
Pacific Biosciences of California, Inc.(b)(c)	245,547	3,243,676
Quanterix Corp.(b)	57,462	1,427,356
		7,044,056
Pharmaceuticals-12.32%
Amphastar Pharmaceuticals, Inc.(b)	53,222	3,230,043
Axsome Therapeutics, Inc.(b)(c)	76,673	6,016,530
Eli Lilly and Co.	16,489	7,495,075
Intra-Cellular Therapies, Inc.(b)(c)	32,153	1,988,342
Marinus Pharmaceuticals, Inc.(b)	153,147	1,629,484
		20,359,474
Total Common Stocks & Other Equity Interests (Cost $160,782,093)		165,367,279
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $260,006)	260,006	260,006
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $161,042,099)		165,627,285
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.56%
Invesco Private Government Fund, 5.24%(d)(e)(f)	9,979,603	9,979,603
Invesco Private Prime Fund, 5.38%(d)(e)(f)	25,661,837	25,661,837
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,640,373)		35,641,440
TOTAL INVESTMENTS IN SECURITIES-121.74% (Cost $196,682,472)		201,268,725
OTHER ASSETS LESS LIABILITIES-(21.74)%		(35,938,375)
NET ASSETS-100.00%		$165,330,350
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$272,087	$849,361	$(861,442)	$-	$-	$260,006	$3,379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,949,604	31,662,056	(33,632,057)	-	-	9,979,603	130,006*
Invesco Private Prime Fund	30,727,554	72,811,767	(77,879,341)	1,067	790	25,661,837	342,439*
Total	$42,949,245	$105,323,184	$(112,372,840)	$1,067	$790	$35,901,446	$475,824

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-6.94%
HEICO Corp.	19,528	$3,436,537
Howmet Aerospace, Inc.	66,905	3,421,522
TransDigm Group, Inc.	4,043	3,637,568
		10,495,627
Building Products-11.95%
A.O. Smith Corp.	64,348	4,673,595
Builders FirstSource, Inc.(b)(c)	41,818	6,039,774
CSW Industrials, Inc.	10,474	1,891,081
Trane Technologies PLC(c)	27,341	5,452,889
		18,057,339
Cargo Ground Transportation-9.21%
Old Dominion Freight Line, Inc.	17,217	7,222,359
Saia, Inc.(b)	15,812	6,690,690
		13,913,049
Commercial Printing-1.38%
Cimpress PLC (Ireland)(b)(c)	30,018	2,086,251
Construction & Engineering-10.07%
API Group Corp.(b)	87,109	2,505,255
Comfort Systems USA, Inc.	14,892	2,590,761
MYR Group, Inc.(b)	20,685	2,948,854
Quanta Services, Inc.	24,833	5,006,830
Sterling Infrastructure, Inc.(b)	36,260	2,175,237
		15,226,937
Construction Machinery & Heavy Transportation Equipment-1.45%
Terex Corp.	37,425	2,194,228
Diversified Support Services-5.87%
Cintas Corp.	9,203	4,620,274
Copart, Inc.(b)	48,172	4,257,923
		8,878,197
Electrical Components & Equipment-8.58%
AMETEK, Inc.	37,037	5,874,068
Fluence Energy, Inc.(b)(c)	97,678	2,856,105
Hubbell, Inc.	13,561	4,231,032
		12,961,205
Electronic Components-1.30%
Bel Fuse, Inc., Class B	36,723	1,970,189
Electronic Equipment & Instruments-6.04%
Badger Meter, Inc.	15,890	2,616,130
Crane NXT Co.	40,854	2,416,514
Evolv Technologies Holdings, Inc.(b)	271,156	1,784,207
Napco Security Technologies, Inc.(c)	61,805	2,316,451
		9,133,302
Electronic Manufacturing Services-2.55%
Jabil, Inc.	34,827	3,854,304
Environmental & Facilities Services-1.46%
Clean Harbors, Inc.(b)	13,238	2,200,950
Human Resource & Employment Services-1.39%
Insperity, Inc.(c)	17,824	2,096,994
	Shares	Value
Industrial Machinery & Supplies & Components-9.15%
Energy Recovery, Inc.(b)(c)	60,218	$1,835,445
Graco, Inc.	39,202	3,109,895
Illinois Tool Works, Inc.	13,458	3,543,760
Parker-Hannifin Corp.(c)	13,025	5,340,380
		13,829,480
Oil & Gas Storage & Transportation-1.53%
Dorian LPG Ltd.	77,907	2,316,954
Paper & Plastic Packaging Products & Materials-3.29%
Graphic Packaging Holding Co.	205,291	4,968,042
Research & Consulting Services-3.38%
CBIZ, Inc.(b)(c)	32,605	1,724,478
KBR, Inc.(c)	54,957	3,379,306
		5,103,784
Trading Companies & Distributors-12.11%
GMS, Inc.(b)	34,497	2,542,084
H&E Equipment Services, Inc.	36,667	1,781,283
Herc Holdings, Inc.(c)	24,261	3,246,849
Rush Enterprises, Inc., Class A	28,038	1,813,498
W.W. Grainger, Inc.	4,767	3,520,382
WESCO International, Inc.	30,744	5,397,724
		18,301,820
Transaction & Payment Processing Services-2.36%
Fiserv, Inc.(b)	28,240	3,564,170
Total Common Stocks & Other Equity Interests (Cost $123,155,387)		151,152,822
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $166,724)	166,724	166,724
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $123,322,111)		151,319,546
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.99%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,533,349	2,533,349
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,514,325	6,514,325
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,047,674)		9,047,674
TOTAL INVESTMENTS IN SECURITIES-106.11% (Cost $132,369,785)		160,367,220
OTHER ASSETS LESS LIABILITIES-(6.11)%		(9,239,132)
NET ASSETS-100.00%		$151,128,088
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$166,062	$603,553	$(602,891)	$-	$-	$166,724	$2,407
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,700,195	14,655,342	(15,822,188)	-	-	2,533,349	39,971*
Invesco Private Prime Fund	9,618,556	30,504,951	(33,610,313)	143	988	6,514,325	111,072*
Total	$13,484,813	$45,763,846	$(50,035,392)	$143	$988	$9,214,398	$153,450

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Application Software-44.28%
Altair Engineering, Inc., Class A(b)(c)	81,865	$6,134,963
AppFolio, Inc., Class A(b)	36,321	6,559,209
AppLovin Corp., Class A(b)	340,549	10,693,239
C3.ai, Inc., Class A(b)(c)	205,122	8,615,124
Cadence Design Systems, Inc.(b)	56,131	13,135,215
Confluent, Inc., Class A(b)(c)	219,958	7,597,349
DoubleVerify Holdings, Inc.(b)	165,639	6,973,402
HubSpot, Inc.(b)	14,485	8,409,267
InterDigital, Inc.(c)	68,430	6,342,777
Manhattan Associates, Inc.(b)	35,421	6,751,951
Marathon Digital Holdings, Inc.(b)(c)	809,871	14,067,459
Palantir Technologies, Inc., Class A(b)(c)	516,906	10,255,415
Samsara, Inc., Class A(b)	325,824	9,103,523
SPS Commerce, Inc.(b)(c)	40,413	7,290,101
Synopsys, Inc.(b)	21,400	9,668,520
Yext, Inc.(b)	560,882	5,451,773
		137,049,287
Communications Equipment-4.86%
Extreme Networks, Inc.(b)	350,565	9,321,524
Harmonic, Inc.(b)	383,397	5,720,283
		15,041,807
Electronic Equipment & Instruments-1.61%
Presto Automation, Inc.(b)(c)	1,251,624	4,981,463
Internet Services & Infrastructure-2.21%
Fastly, Inc., Class A(b)(c)	372,861	6,849,457
Semiconductor Materials & Equipment-7.07%
Axcelis Technologies, Inc.(b)	68,307	13,694,188
Onto Innovation, Inc.(b)	65,748	8,173,791
		21,867,979
Semiconductors-17.46%
Advanced Micro Devices, Inc.(b)	63,833	7,302,495
Broadcom, Inc.	10,723	9,636,224
indie Semiconductor, Inc., A Shares (China)(b)(c)	648,425	6,147,069
Navitas Semiconductor Corp.(b)	729,822	7,721,517
NVIDIA Corp.	26,339	12,307,951
Rambus, Inc.(b)(c)	174,328	10,914,676
		54,029,932
	Shares	Value
Systems Software-10.11%
Fortinet, Inc.(b)	123,779	$9,620,104
Microsoft Corp.	26,734	8,980,485
N-able, Inc.(b)	378,736	5,328,815
Oracle Corp.	62,807	7,362,865
		31,292,269
Technology Hardware, Storage & Peripherals-12.37%
Apple, Inc.	94,892	18,641,534
Super Micro Computer, Inc.(b)(c)	59,434	19,629,267
		38,270,801
Total Common Stocks & Other Equity Interests (Cost $256,368,912)		309,382,995
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $287,926)	287,926	287,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $256,656,838)		309,670,921
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.03%
Invesco Private Government Fund, 5.24%(d)(e)(f)	13,889,627	13,889,627
Invesco Private Prime Fund, 5.38%(d)(e)(f)	35,716,183	35,716,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,605,188)		49,605,810
TOTAL INVESTMENTS IN SECURITIES-116.09% (Cost $306,262,026)		359,276,731
OTHER ASSETS LESS LIABILITIES-(16.09)%		(49,786,812)
NET ASSETS-100.00%		$309,489,919
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$292,096	$693,005	$(697,175)	$-	$-	$287,926	$4,308
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,253,080	$47,394,561	$(47,758,014)	$-	$-	$13,889,627	$146,933*
Invesco Private Prime Fund	37,945,789	103,316,061	(105,546,194)	2,018	(1,491)	35,716,183	396,799*
Total	$52,490,965	$151,403,627	$(154,001,383)	$2,018	$(1,491)	$49,893,736	$548,040

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electric Utilities-47.04%
Alliant Energy Corp.	28,208	$1,515,898
American Electric Power Co., Inc.	9,508	805,708
Constellation Energy Corp.	16,778	1,621,594
Duke Energy Corp.	14,294	1,338,204
Evergy, Inc.	16,712	1,002,218
Eversource Energy	13,062	944,774
Exelon Corp.	28,765	1,204,103
FirstEnergy Corp.	20,884	822,621
IDACORP, Inc.	6,961	715,730
NextEra Energy, Inc.	20,673	1,515,331
Otter Tail Corp.	9,390	760,684
PG&E Corp.(b)	80,988	1,426,199
Pinnacle West Capital Corp.	16,034	1,327,936
Portland General Electric Co.(c)	16,822	801,905
Southern Co. (The)	21,565	1,560,012
Xcel Energy, Inc.	19,974	1,252,969
		18,615,886
Gas Utilities-11.58%
Atmos Energy Corp.	12,396	1,508,717
Chesapeake Utilities Corp.	6,571	776,955
National Fuel Gas Co.	12,712	675,134
New Jersey Resources Corp.(c)	18,188	813,004
ONE Gas, Inc.(c)	10,205	807,522
		4,581,332
Independent Power Producers & Energy Traders-4.76%
AES Corp. (The)	43,594	942,938
Vistra Corp.	33,540	941,133
		1,884,071
Multi-Utilities-23.28%
Ameren Corp.	10,118	866,809
CenterPoint Energy, Inc.	31,644	952,168
CMS Energy Corp.	18,266	1,115,505
DTE Energy Co.	11,766	1,344,854
NiSource, Inc.	49,176	1,369,060
Public Service Enterprise Group, Inc.	12,987	819,739
Sempra	9,404	1,401,384
WEC Energy Group, Inc.	14,928	1,341,430
		9,210,949
	Shares	Value
Oil & Gas Storage & Transportation-4.25%
ONEOK, Inc.	25,114	$1,683,642
Renewable Electricity-2.18%
Clearway Energy, Inc., Class C(c)	32,725	864,267
Water Utilities-6.79%
American Water Works Co., Inc.	9,410	1,387,316
Essential Utilities, Inc.	17,025	719,987
Middlesex Water Co.	7,211	579,909
		2,687,212
Total Common Stocks & Other Equity Interests (Cost $41,337,018)		39,527,359
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $130,333)	130,333	130,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $41,467,351)		39,657,692
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.02%
Invesco Private Government Fund, 5.24%(d)(e)(f)	445,167	445,167
Invesco Private Prime Fund, 5.38%(d)(e)(f)	1,145,030	1,145,030
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,590,197)		1,590,197
TOTAL INVESTMENTS IN SECURITIES-104.23% (Cost $43,057,548)		41,247,889
OTHER ASSETS LESS LIABILITIES-(4.23)%		(1,674,006)
NET ASSETS-100.00%		$39,573,883
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,870	$509,088	$(495,625)	$-	$-	$130,333	$1,359
See accompanying notes which are an integral part of this schedule.

Invesco DWA Utilities Momentum ETF (PUI)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,664,890	$10,668,899	$(12,888,622)	$-	$-	$445,167	$14,549*
Invesco Private Prime Fund	6,852,888	17,563,405	(23,271,373)	42	68	1,145,030	40,033*
Total	$9,634,648	$28,741,392	$(36,655,620)	$42	$68	$1,720,530	$55,941

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Advertising-0.08%
Criteo S.A., ADR (France)(b)	15,808	$526,406
Apparel Retail-0.03%
Lands’ End, Inc.(b)(c)	8,726	81,850
Stitch Fix, Inc., Class A(b)(c)	23,420	119,676
		201,526
Application Software-15.59%
Adobe, Inc.(b)	51,686	28,229,343
Alarm.com Holdings, Inc.(b)(c)	13,406	740,145
Box, Inc., Class A(b)(c)	38,957	1,217,406
Consensus Cloud Solutions, Inc.(b)	5,286	171,319
DocuSign, Inc.(b)	54,403	2,927,970
Dropbox, Inc., Class A(b)(c)	72,118	1,943,580
Envestnet, Inc.(b)(c)	14,630	906,767
LivePerson, Inc.(b)	21,230	100,843
New Relic, Inc.(b)(c)	18,883	1,585,794
Open Text Corp. (Canada)(c)	72,805	3,126,975
PROS Holdings, Inc.(b)(c)	12,379	470,402
Salesforce, Inc.(b)	193,331	43,501,408
SPS Commerce, Inc.(b)	9,828	1,772,873
Unity Software, Inc.(b)(c)	101,821	4,667,475
Zoom Video Communications, Inc., Class A(b)	67,462	4,948,338
		96,310,638
Broadline Retail-16.92%
Alibaba Group Holding Ltd., ADR (China)(b)(c)	232,427	23,744,742
Amazon.com, Inc.(b)	358,192	47,883,107
eBay, Inc.	143,805	6,400,760
Global-e Online Ltd. (Israel)(b)(c)	44,172	1,989,949
JD.com, Inc., ADR (China)(c)	122,085	5,043,331
MercadoLibre, Inc. (Brazil)(b)	13,483	16,692,628
Vipshop Holdings Ltd., ADR (China)(b)(c)	145,361	2,737,148
		104,491,665
Casinos & Gaming-0.64%
DraftKings, Inc., Class A(b)(c)	124,200	3,947,076
Commercial Printing-0.08%
Cimpress PLC (Ireland)(b)	7,077	491,852
Education Services-0.07%
2U, Inc.(b)(c)	21,624	103,363
Chegg, Inc.(b)(c)	32,188	326,064
		429,427
Financial Exchanges & Data-0.80%
Coinbase Global, Inc., Class A(b)	50,260	4,956,139
Health Care Technology-0.25%
GoodRx Holdings, Inc., Class A(b)(c)	22,359	206,597
Teladoc Health, Inc.(b)(c)	44,014	1,310,297
		1,516,894
Homefurnishing Retail-0.37%
Overstock.com, Inc.(b)(c)	12,150	443,111
Wayfair, Inc., Class A(b)(c)	23,284	1,813,125
		2,256,236
Hotels, Resorts & Cruise Lines-8.43%
Airbnb, Inc., Class A(b)	110,686	16,845,302
Booking Holdings, Inc.(b)	8,602	25,554,822
Expedia Group, Inc.(b)(c)	38,346	4,698,536
MakeMyTrip Ltd. (India)(b)(c)	17,638	507,445
Trip.com Group Ltd., ADR (China)(b)(c)	108,455	4,450,993
		52,057,098
	Shares	Value
Human Resource & Employment Services-0.55%
Paylocity Holding Corp.(b)	15,012	$3,405,472
Interactive Home Entertainment-2.76%
Bilibili, Inc., ADR (China)(b)(c)	33,033	629,940
NetEase, Inc., ADR (China)(c)	33,834	3,679,109
Roblox Corp., Class A(b)	150,756	5,917,173
Sea Ltd., ADR (Singapore)(b)(c)	102,404	6,811,914
		17,038,136
Interactive Media & Services-18.51%
Alphabet, Inc., Class C(b)	350,055	46,595,821
Autohome, Inc., ADR (China)	18,041	576,771
Baidu, Inc., ADR (China)(b)	36,888	5,754,159
Bumble, Inc., Class A(b)(c)	36,998	685,203
Cars.com, Inc.(b)(c)	17,940	409,211
Eventbrite, Inc., Class A(b)(c)	22,147	254,912
Hello Group, Inc., ADR (China)(c)	46,679	497,131
JOYY, Inc., ADR (China)	15,609	542,569
Meta Platforms, Inc., Class A(b)	163,157	51,981,820
Shutterstock, Inc.(c)	9,699	499,014
Snap, Inc., Class A(b)(c)	362,393	4,116,785
TripAdvisor, Inc.(b)(c)	34,773	648,516
Yelp, Inc.(b)	18,513	834,011
Ziff Davis, Inc.(b)(c)	12,714	922,019
		114,317,942
Internet Services & Infrastructure-6.49%
Akamai Technologies, Inc.(b)	40,933	3,868,168
Brightcove, Inc.(b)(c)	11,529	51,765
Fastly, Inc., Class A(b)(c)	34,148	627,299
GoDaddy, Inc., Class A(b)	41,463	3,196,383
Okta, Inc.(b)	41,690	3,204,293
Shopify, Inc., Class A (Canada)(b)	322,112	21,768,329
VeriSign, Inc.(b)	27,997	5,905,967
Wix.com Ltd. (Israel)(b)	15,271	1,440,361
		40,062,565
Movies & Entertainment-9.19%
Netflix, Inc.(b)	54,627	23,979,614
Roku, Inc., Class A(b)(c)	33,175	3,193,757
Spotify Technology S.A.(b)	51,845	7,746,162
Walt Disney Co. (The)(b)	245,443	21,817,428
		56,736,961
Other Specialty Retail-0.20%
1-800-Flowers.com, Inc., Class A(b)(c)	10,134	87,963
Chewy, Inc., Class A(b)(c)	31,259	1,059,680
PetMed Express, Inc.(c)	5,694	83,417
		1,231,060
Passenger Ground Transportation-4.56%
Lyft, Inc., Class A(b)(c)	99,372	1,263,018
Uber Technologies, Inc.(b)(c)	543,594	26,886,159
		28,149,177
Real Estate Services-1.96%
CoStar Group, Inc.(b)	109,548	9,198,746
Redfin Corp.(b)(c)	29,801	446,419
Zillow Group, Inc., Class C(b)(c)	45,883	2,485,023
		12,130,188
Restaurants-1.42%
DoorDash, Inc., Class A(b)(c)	96,686	8,778,122
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Systems Software-7.36%
Gitlab, Inc., Class A(b)(c)	25,880	$1,284,424
Microsoft Corp.	131,512	44,177,511
		45,461,935
Transaction & Payment Processing Services-3.79%
Dlocal Ltd. (Uruguay)(b)(c)	43,628	661,837
PayPal Holdings, Inc.(b)	299,624	22,717,491
		23,379,328
Total Common Stocks & Other Equity Interests (Cost $587,877,509)		617,875,843
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,342)	1,342	1,342
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $587,878,851)		617,877,185
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.48%
Invesco Private Government Fund, 5.24%(d)(e)(f)	14,739,433	$14,739,433
Invesco Private Prime Fund, 5.38%(d)(e)(f)	37,632,300	37,632,300
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,368,938)		52,371,733
TOTAL INVESTMENTS IN SECURITIES-108.53% (Cost $640,247,789)		670,248,918
OTHER ASSETS LESS LIABILITIES-(8.53)%		(52,662,775)
NET ASSETS-100.00%		$617,586,143

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$508,976	$(507,634)	$-	$-	$1,342	$834
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,626,317	102,660,539	(96,547,423)	-	-	14,739,433	184,762*
Invesco Private Prime Fund	22,188,871	195,055,645	(179,617,104)	2,795	2,093	37,632,300	466,362*
Total	$30,815,188	$298,225,160	$(276,672,161)	$2,795	$2,093	$52,373,075	$651,958

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$161,719,655	$-	$-	$161,719,655
Money Market Funds	156,525	21,917,599	-	22,074,124
Total Investments	$161,876,180	$21,917,599	$-	$183,793,779
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,968,028	$-	$-	$21,968,028
Money Market Funds	152,554	5,013,726	-	5,166,280
Total Investments	$22,120,582	$5,013,726	$-	$27,134,308
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$115,992,721	$-	$-	$115,992,721
Money Market Funds	182,815	14,336,580	-	14,519,395
Total Investments	$116,175,536	$14,336,580	$-	$130,512,116
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$89,276,614	$-	$-	$89,276,614
Money Market Funds	156,347	18,441,345	-	18,597,692
Total Investments	$89,432,961	$18,441,345	$-	$107,874,306
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$30,433,680	$-	$-	$30,433,680
Money Market Funds	134,037	8,697,130	-	8,831,167
Total Investments	$30,567,717	$8,697,130	$-	$39,264,847

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$165,367,279	$-	$-	$165,367,279
Money Market Funds	260,006	35,641,440	-	35,901,446
Total Investments	$165,627,285	$35,641,440	$-	$201,268,725
Invesco DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$151,152,822	$-	$-	$151,152,822
Money Market Funds	166,724	9,047,674	-	9,214,398
Total Investments	$151,319,546	$9,047,674	$-	$160,367,220
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$309,382,995	$-	$-	$309,382,995
Money Market Funds	287,926	49,605,810	-	49,893,736
Total Investments	$309,670,921	$49,605,810	$-	$359,276,731
Invesco DWA Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,527,359	$-	$-	$39,527,359
Money Market Funds	130,333	1,590,197	-	1,720,530
Total Investments	$39,657,692	$1,590,197	$-	$41,247,889
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$617,875,843	$-	$-	$617,875,843
Money Market Funds	1,342	52,371,733	-	52,373,075
Total Investments	$617,877,185	$52,371,733	$-	$670,248,918